Basis of preparation - Financial instruments (Details) R in Millions	Dec. 31, 2020 ZAR (R)
Disclosure Of Financial Instruments
Carrying value of financial instruments which reference to US LIBOR that have not yet transitioned to alternative interest rate benchmark	R 77,096
US Dollar term loans measured at amortized cost
Disclosure Of Financial Instruments
Carrying value of financial instruments which reference to US LIBOR that have not yet transitioned to alternative interest rate benchmark	26,650
US Dollar Revolving credit facility measured at amortized cost
Disclosure Of Financial Instruments
Carrying value of financial instruments which reference to US LIBOR that have not yet transitioned to alternative interest rate benchmark	47,491
Interest rate swap
Disclosure Of Financial Instruments
Carrying value of financial instruments which reference to US LIBOR that have not yet transitioned to alternative interest rate benchmark	R 2,955